Stock Options, Restricted Stock and Warrants - Summary of Assumptions (Detail) (Stock Option Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	58.70%	50.00%
Expected volatility, maximum	75.00%	79.00%
Range of risk free interest rates, minimum	0.70%	0.70%
Range of risk free interest rates, maximum	1.30%	1.90%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 10 months 24 days	2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years	5 years